UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7116

Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.1% (1.4% of Total Investments)
$ 2,625	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 2,351,764
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 3.2% (2.2% of Total Investments)
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	2,018,060
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,565,595
3,500	Total Education and Civic Organizations			3,583,655
	Health Care – 13.3% (8.9% of Total Investments)
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,748,653
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	3,058,418
	Series 2002A, 5.750%, 4/01/32
1,350	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AAA	1,424,412
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
1,005	5.000%, 5/15/26	5/15 at 100.00	Baa3	915,173
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	171,578
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	8/10 at 100.00	BB–	2,000,420
500	6.500%, 8/15/18	8/10 at 100.00	BB–	498,365
3,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William	8/19 at 100.00	A1	3,621,905
	Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	299,335
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
14,580	Total Health Care			14,738,259
	Housing/Multifamily – 6.2% (4.2% of Total Investments)
865	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/12 at 102.00	Aaa	881,037
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,380	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/10 at 100.00	AAA	1,381,932
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,890	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/10 at 100.00	AAA	1,893,553
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	817,384
	4/01/31 – AGM Insured (Alternative Minimum Tax)
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	26,128
	5.700%, 10/01/39
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
370	6.600%, 6/01/13	6/10 at 100.00	AA+	371,280
1,500	6.600%, 6/01/22	6/10 at 100.00	AA+	1,502,475
6,830	Total Housing/Multifamily			6,873,789
	Materials – 1.0% (0.6% of Total Investments)
1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,052,867
	International Paper Company, Series 2004A, 4.800%, 11/01/18
	Tax Obligation/General – 57.6% (38.5% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	Aa2	1,559,075
	Series 2003, 5.000%, 5/01/21
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	Aa2	2,580,550
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,053,770
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	102,167
	5.000%, 5/01/37 – AGM Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	2,343,488
	Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	1,515,335
	Bonds, Tender Option Bond Trust 2008-1096, 7.821%, 5/01/32 – NPFG Insured (IF)
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,092,205
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	865,365
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AA	2,534,025
	5.000%, 5/01/23 – FGIC Insured
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building
	Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	2/17 at 100.00	A	771,009
6,990	5.250%, 2/01/27 – FGIC Insured	8/10 at 100.00	A	6,993,215
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	929,239
	9/01/24 – NPFG Insured
1,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	Aa2	1,508,085
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,697,867
	5.125%, 5/01/32 – NPFG Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2	2,104,760
	5.000%, 5/01/22
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	1,315,325
	AGM Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa2	529,115
	5.000%, 5/01/22
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	1,049,040
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	883,745
	2007, 5.000%, 5/01/37 – AGM Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	437,508
	5.000%, 5/01/30 – SYNCORA GTY Insured
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	1,085,380
	Series 2005, 5.000%, 6/01/18 – AGM Insured
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	Aa2	1,073,600
2,000	5.250%, 5/01/21	5/13 at 100.00	Aa2	2,126,460
800	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	Aa2	886,768
	5.500%, 11/01/25
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	2,541,287
	Series 2007, 5.000%, 5/01/36 – AGM Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%,	8/17 at 100.00	Aaa	3,673,912
	8/01/30 – NPFG Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,139,556
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	5/17 at 100.00	AAA	802,215
	Bond Trust 2836, 10.827%, 5/01/36 – AGM Insured (IF)
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,034,330
	5/01/27 – AGM Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,029,630
	5/01/33 – AGM Insured
125	South Haven, Van Buren County,Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AAA	129,910
	2009, 5.125%, 12/01/33 – AGC Insured
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,128,424
	2007, 5.000%, 5/01/32 – NPFG Insured
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,540,425
	5/01/34 – AGM Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AAA	831,256
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AAA	1,386,383
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	2,951,832
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
1,725	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A	1,833,106
	6.750%, 11/01/39
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/11 at 101.00	A	1,537,440
4,435	5.000%, 12/01/30 – NPFG Insured	12/11 at 101.00	A	4,169,477
61,721	Total Tax Obligation/General			63,766,279
	Tax Obligation/Limited – 20.9% (14.0% of Total Investments)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,420	5.500%, 10/15/19	10/11 at 100.00	Aa3	2,526,214
6,205	5.000%, 10/15/24	10/11 at 100.00	Aa3	6,295,593
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,622,496
	10/15/30 – AMBAC Insured
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%, 10/15/36 –	10/16 at 100.00	Aa3	2,893,882
	FGIC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,215,900
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,575,554
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	1,575,360
	11/01/19 – AGM Insured
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	450,302
	Notes,Series 2009A-1, 5.000%, 10/01/39
22,535	Total Tax Obligation/Limited			23,155,301
	Transportation – 0.5% (0.3% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	239,147
	2007, 5.000%, 1/01/32
500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	296,175
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
730	Total Transportation			535,322
	U.S. Guaranteed – 11.6% (7.8% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	1,067,256
	7/01/30 (Pre-refunded 7/01/15) – MBIA Insured
1,385	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	Aa3 (4)	1,451,300
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa2 (4)	571,700
	5.000%, 5/01/22 (Pre-refunded 5/01/14)
75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3 (4)	78,535
	6.000%, 5/01/12 (ETM)
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2000I, 5.375%,	10/10 at 100.00	Aa3 (4)	1,528,305
	10/15/20 (Pre-refunded 10/15/10)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
150	5.500%, 10/15/19 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	160,011
295	5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	A+ (4)	312,665
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,680,915
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	540,750
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
1,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	8/10 at 100.00	N/R (4)	2,005,659
	Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	492,652
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	173,877
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,143,400
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,642,940
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – MBIA Insured
11,720	Total U.S. Guaranteed			12,849,965
	Utilities – 15.3% (10.3% of Total Investments)
400	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	403,004
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40 (WI/DD, Settling 6/09/10)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	Aa2	131,533
2,500	5.000%, 7/01/32	7/18 at 100.00	Aa2	2,602,825
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	1,014,270
	5.250%, 1/01/27 – AMBAC Insured
775	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	821,244
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/10 at 101.00	A	1,002,190
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A2	5,026,100
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	3,073,890
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	2,905,380
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
16,800	Total Utilities			16,980,436
	Water and Sewer – 17.6% (11.8% of Total Investments)
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	3,501,645
	5.000%, 7/01/34 – AGM Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A1	1,096,110
	7/01/30 – NPFG Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A1	1,521,765
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,164,128
	7/01/17 – AGM Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,375,805
	NPFG Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
400	5.000%, 1/01/27	No Opt. Call	AA+	426,492
450	5.000%, 1/01/38	1/18 at 100.00	AA+	467,541
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	446,386
	AGC Insured
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,111,510
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	A+	8,431,004
	NPFG Insured
19,055	Total Water and Sewer			19,542,386
$ 161,146	Total Investments (cost $160,869,041) – 149.3%			165,430,023
	Floating Rate Obligations – (2.1)%			(2,330,000)
	Other Assets Less Liabilities – 1.3%			1,376,426
	Auction Rate Preferred Shares, at Liquidation Value – (48.5)% (5)			(53,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 110,776,449

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$165,430,023	$ —	$165,430,023

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $158,710,882.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$5,264,164
Depreciation	(874,503)
Net unrealized appreciation (depreciation) of investments	$4,389,661

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010